Unaudited Interim Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.003	$ 0.003
Ordinary shares, shares authorized (in Shares)	16,666,667	16,666,667
Ordinary shares, shares issued (in Shares)	1,233,334	541,667
Ordinary shares, shares outstanding (in Shares)	1,233,334	541,667